Equity (Details) - USD ($)										12 Months Ended
		Jul. 01, 2025	May 14, 2025	Apr. 07, 2025	Mar. 13, 2025	Oct. 16, 2024	Sep. 18, 2024	Dec. 17, 2023	Mar. 20, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Jul. 17, 2025	Apr. 29, 2025	Jan. 27, 2025	Jan. 19, 2025	Dec. 18, 2024	Nov. 07, 2024	Oct. 11, 2024	Mar. 24, 2022
Equity [Line Items]
Share split description									ordinary shares on the basis of 1:4000
Offering shares											$ 4,042,058
Net proceeds amount										$ 1,812,430
Authorized share capital divided value				$ 2,500,000											$ 2,500,000
Aggregate principal amount							$ 10,830,000
Bearing interest rate													10.00%
Purchase price							$ 0.00025
Convertible notes with accrued interest		$ 10,881,492
Converted shares		4,512,500
Convertible shares issued		930,000
Statutory surplus reserve	[1]									36.80%
Percentage of registered capital										50.00%
Net assets										$ 1,206,886	1,206,886
Securities Purchase Agreement [Member]
Equity [Line Items]
Ordinary shares par value						$ 0.00025
Aggregate principal amount						$ 10,830,000
Bearing interest rate						8.00%
Original issue discount						$ 800,000
Aggregate ordinary shares						9,300,000
Purchase price			$ 0.5
Conversion price		$ 2.4											$ 0.494				$ 0.24
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized									200,000,000	200,000,000
Ordinary shares par value									$ 0.00025	$ 0.00025
Ordinary shares issued																				20,000,000
Authorized share capital									$ 50,000
Offering shares	[2]										$ 375
Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Equity [Line Items]
Ordinary shares par value			$ 0.0025
Statutory Reserve [Member]
Equity [Line Items]
Statutory surplus reserve										10.00%
Maximum [Member]
Equity [Line Items]
Consolidated shares				10
Minimum [Member]
Equity [Line Items]
Consolidated shares				1
Statutory surplus reserve										10.00%
Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued				20,000,000
Class A ordinary shares [Member]
Equity [Line Items]
Ordinary shares authorized	[3]									998,000,000	998,000,000
Ordinary shares par value	[3]									$ 0.0025	$ 0.0025
Ordinary shares issued	[3]									10,662,522	2,150,000
Authorized share capital	[3]									$ 26,656	$ 5,375
Authorized share capital divided value															$ 50,000
Shares issued															195,000,000
Repurchase shares																2,000,000
Class A ordinary shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value					$ 0.00025									$ 0.0025	$ 0.00025	$ 0.00025
Ordinary shares issued															9,980,000,000
Authorized share capital divided value				$ 2,500,000
Repurchase shares														300,000
Class A ordinary shares [Member] | Smart Bloom Global Limited [Member]
Equity [Line Items]
Stock issued during repurchased shares					2,000,000
Class A ordinary shares [Member] | Share Capital Reorganization [Member]
Equity [Line Items]
Ordinary shares par value																			$ 0.00025
Ordinary shares issued																			195,000,000
Share capital reorganization																			21,500,000
Authorized share capital divided value																			$ 50,000
Capital Units, Authorized																			200,000,000
Class A ordinary shares [Member] | Share Capital Reorganization [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value																			$ 0.00025
Authorized share capital divided value																			$ 50,000
Class A ordinary shares [Member] | Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued				998,000,000
Class A ordinary shares [Member] | Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value				$ 0.00025
Ordinary shares issued				9,980,000,000
Class B ordinary shares [Member]
Equity [Line Items]
Ordinary shares authorized	[3]									2,000,000	2,000,000
Ordinary shares par value	[3]									$ 0.0025	$ 0.0025
Ordinary shares issued	[3]									1,000,000
Authorized share capital	[3]									$ 2,500
Public offering price															$ 0.00025
Class B ordinary shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value				$ 0.0025	$ 0.00025									$ 0.0025	$ 0.00025	$ 0.00025
Ordinary shares issued				2,000,000	2,000,000									300,000	5,000,000
Class B ordinary shares [Member] | Smart Bloom Global Limited [Member]
Equity [Line Items]
Ordinary shares issued																2,000,000
Class B ordinary shares [Member] | Mr. Wu Zhihua [Member]
Equity [Line Items]
Ordinary shares par value																		$ 0.00025
Ordinary shares issued																		5,000,000
Public offering price																		$ 0.2418
Subscription price																		0.00025
Class B ordinary shares [Member] | Mr. Wu Zhihua [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value																		$ 0.00025
Ordinary shares issued																		5,000,000
Class B ordinary shares [Member] | Share Capital Reorganization [Member]
Equity [Line Items]
Ordinary shares par value																			$ 0.00025
Ordinary shares issued																			5,000,000
Authorized shares unissued																			5,000,000
Class B ordinary shares [Member] | Share Capital Reorganization [Member] | Ordinary Shares [Member]
Equity [Line Items]
Authorized shares unissued																			173,500,000
Class B ordinary shares [Member] | Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued															20,000,000
Class B ordinary shares [Member] | Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value				$ 0.0025
IPO [Member]
Equity [Line Items]
Net proceeds amount								$ 5,356,417
IPO [Member] | Class A ordinary shares [Member]
Equity [Line Items]
Offering shares								$ 1,500,000
Public offering price								$ 4
Gross proceeds								$ 6,000,000
Private Placement [Member] | Securities Purchase Agreement [Member]
Equity [Line Items]
Ordinary shares issued			2,000,000
Non-U.S investors			$ 4
Private Placement [Member] | Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Equity [Line Items]
Ordinary shares issued			4,000,000

[1]	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).
[3]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).